Related parties (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Related party transactions
Cash ratio deposits	0.406%
Threshold eligible liabilities	£ 600
Associate
Related party transactions
Investment extended to ownership voting rights (as a percentage)	20.00%
Subsidiary | HM Treasury | NatWest Group plc
Related party transactions
Percentage of ownership interest	52.96%